Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Abstract]
Computer and office equipment	¥ 99,255	$ 13,942	¥ 99,255
Less: accumulated depreciation	(99,255)	(13,942)	(93,670)
Total			¥ 5,585